Taxes - Unrecognized Tax Benefits Additional Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes
Unrecognized tax benefits	$ 7,146	$ 6,759	$ 7,031	$ 3,740
Offsetting tax benefits associated with timing adjustments, U.S. tax credits, potential transfer pricing adjustments, and state income taxes	584
Net unrecognized tax benefit amount that, if recognized, would favorably affect the company's effective tax rate	6,562	6,041	6,064
Interest expense and penalties, net (benefit)/charge recognized	13	(14)	$ 174
Interest and penalties accrued	819	$ 680
Reasonably possible reduction in unrecognized tax benefits within the next 12 months	$ 236